UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS - 12.06%
Austria - 0.61%
BUWOG AG (a)	2,475	$ 64,805.00
CA Immobilien Anlagen AG (a)	16,461	312,418
IMMOFINANZ AG	119,624	273,424
		650,647
Bermuda - 0.86%
Brookfield Business Partners LP	1,218	27,882
Brookfield Property Partners LP	11,933	274,803
Hongkong Land Holdings Ltd.	95,518	619,080
		921,765
Brazil - 0.16%
BR Malls Participacoes SA	44,584	170,511

Canada - 0.48%
Brookfield Asset Management, Inc.	15,236	514,102

Finland - 0.06%
Sponda OYJ	13,308	69,488

Germany - 0.46%
ADLER Real Estate AG	18,414	280,264
DO Deutsche Office AG (a)	4,227	16,889
TLG Immobilien AG	4,838	109,384
Vonovia SE	2,128	82,681
		489,218
Hong Kong - 3.19%
Henderson Land Development Co. Ltd.	149,805	874,042
Hysan Development Co. Ltd.	139,890	674,508
Swire Properties Ltd.	25,983	73,079
Wheelock & Co. Ltd.	315,838	1,803,471
		3,425,100
Israel - 0.07%
Azrieli Group Ltd.	1,740	76,077

Japan - 1.09%
Hulic Co. Ltd.	4,366	41,401
Mitsui Fudosan Co. Ltd.	50,457	1,089,554
Nomura Real Estate Holdings, Inc.	2,450	39,957
		1,170,912
Jersey - 0.04%
Atrium European Real Estate Ltd.	10,533	46,087

Netherlands - 0.06%
Eurocommercial Properties NV	1,318	59,986

New Zealand - 0.14%
Argosy Property Ltd.	110,786	93,215
Kiwi Property Group Ltd.	46,931	52,782
		145,997
Philippines - 0.53%
Ayala Land, Inc.	512,044	422,450
SM Prime Holdings, Inc.	235,784	150,876
		573,326
Singapore - 0.87%
CapitaLand Ltd.	57,661	129,651
United Industrial Corp. Ltd.	194,476	388,379
UOL Group Ltd.	23,221	94,615
Wing Tai Holdings Ltd.	253,010	317,382
		930,027
South Africa - 0.14%
Fortress Income Fund Ltd.	44,360	102,784
Fortress Income Fund Ltd. - Class A	44,360	49,632
		152,416
Sweden - 1.58%
Fabege AB	11,053	204,862
Fastighets AB Balder (a)	14,244	397,516
Hemfosa Fastigheter AB	30,492	337,173
Kungsleden AB	97,605	755,111
		1,694,662
Switzerland - 0.58%
Allreal Holding AG	881	129,983
PSP Swiss Property AG	3,221	308,633
Swiss Prime Site AG (a)	2,112	185,827
		624,443
Thailand - 0.11%
Central Pattana PCL	66,109	114,910

United Kingdom - 1.00%
Capital & Counties Properties PLC	91,217	355,286
Daejan Holdings PLC	8,222	579,191
UNITE Group PLC	16,700	137,435
		1,071,912
United States - 0.03%
Ashford, Inc. (a)	428	19,403
RMR Group, Inc.	199	7,672
		27,075
TOTAL COMMON STOCKS (Cost $13,132,085)		12,928,661

REAL ESTATE INVESTMENT TRUSTs - 86.55%
Australia - 8.45%
Abacus Property Group	47,854	108,419
Astro Japan Property Group	105,959	573,363
BWP Trust	159,811	389,818
Charter Hall Retail REIT	29,018	93,182
Dexus Property Group	154,311	1,125,634
Goodman Group	81,156	462,104
GPT Group	57,846	231,378
Investa Office Fund	164,984	564,758
Scentre Group	511,886	1,909,689
Vicinity Centres	905,840	2,250,961
Westfield Corp.	175,596	1,346,815
		9,056,121
Belgium - 0.32%
Befimmo SA	1,257	84,197
Cofinimmo SA	967	119,226
Warehouses De Pauw CVA	1,460	143,071
		346,494
Canada - 1.95%
Artis Real Estate Investment Trust	4,019	38,799
Boardwalk Real Estate Investment Trust	916	35,197
Brookfield Asset Management, Inc.	11,710	266,810
Dream Global Real Estate Investment Trust	21,298	145,354
Dream Office Real Estate Investment Trust	2,149	26,318
Granite Real Estate Investment Trust	4,985	158,437
H&R Real Estate Investment Trust	2,795	49,702
Morguard Real Estate Investment Trust	40,675	481,066
RioCan Real Estate Investment Trust	9,656	202,780
Smart Real Estate Investment Trust	25,255	682,505
		2,086,968
France - 3.64%
Affine SA	25,318	446,144
Fonciere Des Regions	5,616	525,622
Gecina SA	7,186	1,126,289
Klépierre	7,257	340,810
Societe de la Tour Eiffel	1,672	103,990
Unibail-Rodamco SE	4,959	1,364,553
		3,907,408
Greece - 0.08%
Grivalia Properties Real Estate Investment Company AE	10,671	83,177

Guernsey - 0.02%
Schroder Real Estate Investment Trust Ltd.	33,987	25,885

Hong Kong - 2.61%
Champion REIT	1,704,826	1,086,115
Link REIT	163,276	1,186,024
Prosperity REIT	1,156,950	521,607
		2,793,746
Ireland - 0.29%
Green REIT PLC	189,537	311,420

Italy - 0.17%
Beni Stabili SpA	121,003	74,229
Immobiliare Grande Distribuzione SIIQ SpA	132,419	107,024
		181,253
Japan - 6.80%
Activia Properties, Inc.	44	224,371
Advance Residence Investment Corp.	30	80,036
Daiwa Office Investment Corp.	122	730,215
Frontier Real Estate Investment Corp.	11	53,797
Fukuoka REIT Corp.	43	77,367
Global One Real Estate Investment Corp.	120	457,002
GLP J-Reit	40	49,623
Hankyu REIT, Inc.	85	116,268
Japan Excellent, Inc.	54	72,806
Japan Hotel REIT Investment Corp.	2,836	2,439,162
Japan Logistics Fund, Inc.	32	72,968
Japan Prime Realty Investment Corp.	12	53,077
Japan Retail Fund Investment Corp.	54	121,407
Kenedix Office Investment Corp.	199	1,200,679
Mori Hills REIT Investment Corp.	127	192,121
Mori Trust Sogo Reit, Inc.	39	68,885
Nomura Real Estate Master Fund, Inc.	240	396,275
Orix JREIT, Inc.	87	152,175
Premier Investment Corp.	480	651,126
United Urban Investment Corp.	48	85,598
		7,294,958
Netherlands - 0.37%
Vastned Retail NV	8,671	359,075
Wereldhave NV	831	39,888
		398,963
New Zealand - 0.15%
Goodman Property Trust	164,543	161,115

Singapore - 3.22%
Cambridge Industrial Trust	246,448	97,592
CapitaLand Commercial Trust	43,385	49,155

Fortune Real Estate Investment Trust	2,138,624	2,733,343
Mapletree Commercial Trust	108,937	124,733
Mapletree Logistics Trust	56,490	44,324
Starhill Global REIT	591,918	349,626
Suntec Real Estate Investment Trust	44,263	54,375
		3,453,148
South Africa - 0.36%
Redefine Properties Ltd.	196,954	147,923
SA Corporate Real Estate Fund	669,460	237,979
		385,902
Spain - 0.16%
Merlin Properties Socimi SA	15,110	175,714

United Kingdom - 4.94%
Big Yellow Group PLC	76,904	764,777
British Land Co. PLC	84,662	737,369
Derwent London PLC	1,215	43,581
Great Portland Estates PLC	11,080	98,591
Hammerson PLC	34,295	261,256
Hansteen Holdings PLC	151,384	230,198
Intu Properties PLC	67,630	280,886
Land Securities Group PLC	52,119	748,726
Segro PLC	37,748	224,693
Shaftesbury PLC	13,765	174,877
Tritax Big Box REIT PLC	474,864	901,167
Workspace Group PLC	92,449	833,376
		5,299,497
United States - 53.02%
Acadia Realty Trust	9,657	356,730
Agree Realty Corp.	17,355	832,866
Alexander's, Inc.	489	210,275
Alexandria Real Estate Equities Inc.	1,532	168,658
American Assets Trust, Inc.	1,658	73,449
American Campus Communities, Inc.	10,840	543,192
American Homes 4 Rent	2,874	62,854
American Tower Corp.	1,259	142,745
Apartment Investment & Management Co.	32,989	1,490,443
Apple Hospitality REIT, Inc. (b)	18,723	367,345
Ashford Hospitality Prime Inc.	332	5,149
Ashford Hospitality Trust, Inc.	8,119	56,589
AvalonBay Communities, Inc.	17,084	2,989,871
Boston Properties, Inc.	452	63,339
Brandywine Realty Trust	4,915	79,279
Camden Property Trust	6,208	544,876
Care Capital Properties, Inc.	1,474	44,205
CBL & Associates Properties, Inc.	11,940	170,384
Columbia Properties Trust, Inc.	3,191	75,244
CoreSite Realty Corp. (b)	30,706	2,395,682
Cousins Properties, Inc.	93,002	1,024,882
CubeSmart	5,053	139,109
CyrusOne, Inc.	1,299	66,041
DCT Industrial Trust, Inc.	2,528	123,139
DDR Corp.	4,985	94,266
DiamondRock Hospitality Co.	23,027	243,856
Digital Realty Trust, Inc. (b)	4,957	491,189
Duke Realty Corp.	7,821	219,927
DuPont Fabros Technology, Inc.	24,861	1,054,106
Easterly Government Properties, Inc. (b)	28,115	547,961
EastGroup Properties, Inc.	1,564	114,766
Education Realty Trust, Inc.	1,768	80,108
EPR Properties	17,597	1,378,197
Equinix, Inc.	3,027	1,115,904
Equity Commonwealth (a)	10,876	340,310
Equity One, Inc.	2,757	85,577
Equity Residential	15,805	1,025,270
Essex Property Trust, Inc. (b)	1,564	355,184
Federal Realty Investment Trust	223	35,457
First Industrial Realty Trust, Inc.	2,739	78,801
Four Corners Properties Trust, Inc.	9,924	205,526
General Growth Properties, Inc.	37,778	1,100,851
Getty Realty Corp.	46,305	1,089,557
Global Net Lease, Inc.	5,941	49,310
Gramercy Property Trust, Inc.	53,132	514,318
HCP, Inc.	1,380	54,275
Healthcare Realty Trust, Inc.	2,324	81,479
Healthcare Trust of America, Inc.	17,027	574,491
Highwoods Properties, Inc.	1,487	78,870
Host Hotels & Resorts, Inc. (b)	40,347	718,984
Hudson Pacific Properties, Inc.	1,438	48,130
Kilroy Realty Corp.	1,447	105,096
Kimco Realty Corp.	28,267	849,423
LaSalle Hotel Properties	8,176	229,419
Liberty Property Trust (b)	2,635	108,641
Life Storage, Inc.	15,365	1,382,850
LTC Properties, Inc.	17,489	908,029
Mack-Cali Realty Corp. (b)	27,778	771,117
Mid-America Apartment Communities, Inc. (b)	2,323	218,339
Monmouth Real Estate Investment Corp. - Class A	5,546	77,644
National Health Investors, Inc. (b)	18,158	1,457,724
National Retail Properties, Inc.	2,093	104,859
Paramount Group, Inc.	3,310	59,580
Pennsylvania Real Estate Investment Trust	60,850	1,526,727

Physicians Realty Trust	140,990	3,018,596
Piedmont Office Realty Trust, Inc.	66,160	1,429,718
Post Properties, Inc.	31,252	2,071,383
Prologis, Inc.	31,127	1,653,155
PS Business Parks, Inc. (b)	7,050	780,999
Public Storage	4,385	981,977
QTS Realty Trust, Inc. (b)	29,300	1,587,767
Realty Income Corp.	391	25,700
Regency Centers Corp.	938	75,547
Retail Properties of America, Inc.	36,861	626,637
Rexford Industrial Realty, Inc.	29,565	660,186
RLJ Lodging Trust	11,443	267,080
Sabra Health Care REIT, Inc.	8,547	217,778
Select Income REIT	32,741	893,502
Senior Housing Properties Trust (b)	20,967	468,403
Seritage Growth Properties (b)	3,300	146,850
Simon Property Group, Inc.	18,680	4,024,980
SL Green Realty Corp.	1,611	189,647
Spirit Realty Capital, Inc.	5,865	77,711
STORE Capital Corp.	14,948	442,909
Summit Hotel Properties, Inc.	4,353	62,248
Sunstone Hotel Investors, Inc.	22,081	306,705
Tanger Factory Outlet Centers, Inc.	2,662	108,184
Taubman Centers, Inc.	17,433	1,354,021
Terreno Realty Corp.	2,200	58,872
The Macerich Co.	773	63,301
UDR, Inc. (b)	14,766	534,234
Urban Edge Properties	8,432	241,661
Urstadt Biddle Properties, Inc.	2,383	54,118
Ventas, Inc.	7,625	554,109
VEREIT, Inc.	5,668	59,231
Vornado Realty Trust	17,041	1,760,506
Washington Real Estate Investment Trust	3,612	117,390
Weingarten Realty Investors	1,731	71,404
Welltower, Inc.	2,962	227,334
WP Carey, Inc.	597	39,790
		56,856,097
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $78,529,552)		92,817,866

CLOSED-END FUNDS - 0.33%
F&C Commercial Property Trust Ltd.	48,091	79,609
Picton Property Income Ltd.	116,211	106,119
UK Commercial Property Trust Ltd.	164,872	172,768
TOTAL CLOSED-END FUNDS (Cost $443,923)		358,496

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.29%
Money Market Funds - 8.29%
Mount Vernon Securities Lending Prime Portfolio, 0.55% (c)	8,889,470	8,889,470
TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,889,470)		8,889,470

LIQUIDATING TRUST - 0.08%
United States - 0.08%
Winthrop Realty Trust (d)	9,590	86,310
TOTAL LIQUIDATING TRUST (Cost $98,735)		86,310

SHORT-TERM INVESTMENTS - 0.50%
Money Market Fund - 0.50%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 0.198% (c)	536,942	536,942
TOTAL SHORT-TERM INVESTMENTS (Cost $536,942)		536,942

Total Investments (Cost $101,630,707) - 107.81%		115,617,745
Other Assets in Excess of Liabilities - (7.81)%		(8,377,597)
TOTAL NET ASSETS - 100.00%		$ 107,240,148

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of security is out on loan.
(c)	Seven day yield as of August 31, 2016.
(d)	Illiquid security. The total market value of this security was $86,310, representing 0.08% of net assets.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AE	Anonymous Etairia is a Greek term for a limited company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders
CVA	Commanditaire Vennootschap op Aandelen is a Belium term for limited partnership with shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a sotck company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.70%
Accommodation - 1.44%
Civeo Corp. (a)(c)	460	$529.00
Isle Of Capri Casinos, Inc. (a)	82,237	1,426,812
Marriott International, Inc. (b)	28,634	2,042,463
Pinnacle Entertainment, Inc. (a)	1,620	19,505
Wyndham Worldwide Corp.	2,287	161,897
		3,651,206
Administrative and Support Services - 3.25%
AECOM (a)	700	21,581
Landauer, Inc. (b)	603	28,655
MasterCard, Inc.	33,957	3,281,265
PayPal Holdings, Inc. (a)	2,537	94,249
Priceline Group, Inc. (a)(b)	1,030	1,459,232
Visa, Inc. (b)	41,652	3,369,647
		8,254,629
Air Transportation - 2.38%
Alaska Air Group, Inc.	14,908	1,006,737
American Airlines Group, Inc.	293	10,636
Delta Air Lines, Inc.	2,008	73,794
Hawaiian Holdings, Inc. (a)(b)	13,000	610,740
JetBlue Airways Corp. (a)(b)	20,300	323,785
SkyWest, Inc.	6,352	179,317
Southwest Airlines Co. (b)	88,438	3,261,593
United Continental Holdings, Inc. (a)	11,495	579,463
		6,046,065
Ambulatory Health Care Services - 2.12%
Amedisys, Inc. (a)	90,911	4,375,546
Chemed Corp. (b)	7,375	995,109
LHC Group, Inc. (a)	517	18,385
		5,389,040
Amusement, Gambling, and Recreation Industries - 0.01%
Global Payments, Inc.	302	22,937

Animal Production and Aquaculture - 0.32%
Cal-Maine Foods, Inc. (b)	17,758	815,803

Apparel Manufacturing - 0.47%
G-III Apparel Group Ltd. (a)	3,075	97,078
Sequential Brands Group, Inc. (a)	1,439	10,490
VF Corp.	17,664	1,096,051
		1,203,619
Beverage and Tobacco Product Manufacturing - 4.82%
Altria Group, Inc.	7,548	498,847
Coca-Cola Bottling Co.	4,146	623,144
Coca-Cola Co.	30,562	1,327,308
Coca-Cola European Partners PLC (c)	34,332	1,320,065
Constellation Brands, Inc.	25,068	4,112,405
MGP Ingredients, Inc. (b)	12,771	510,074
PepsiCo, Inc.	22,578	2,410,201
Philip Morris International, Inc.	10,192	1,018,487
Reynolds American, Inc.	8,172	405,086
		12,225,617
Broadcasting (except Internet) - 0.49%
Comcast Corp.	395	25,778
Walt Disney Co.	13,007	1,228,641
		1,254,419
Building Material and Garden Equipment and Supplies Dealers - 3.10%
Home Depot, Inc.	42,020	5,635,722
Lowe's Cos, Inc.	29,224	2,237,390
		7,873,112

Chemical Manufacturing - 8.82%
Abbott Laboratories	548	23,027
AbbVie, Inc.	25,569	1,638,973
Allergan PLC (a)(c)	15,759	3,696,116
Celgene Corp. (a)	18,593	1,984,617
Chemours Co.	115	1,517
Chemtura Corp. (a)	784	23,512
E.I. du Pont de Nemours & Co.	579	40,298
Gilead Sciences, Inc.	34,148	2,676,520
Innophos Holdings, Inc.	493	20,815
Johnson & Johnson	18,195	2,171,391
LyondellBasell Industries NV (c)	15,131	1,193,685
Medifast, Inc.	11,633	427,745
Monsanto Co.	587	62,516
OMNOVA Solutions, Inc. (a)	2,846	28,460
PPG Industries, Inc.	4,624	489,589
Supernus Pharmaceuticals, Inc. (a)	549	11,738
Trinseo SA (c)	136,219	7,881,631
		22,372,150
Clothing and Clothing Accessories Stores - 4.42%
American Eagle Outfitters, Inc. (b)	54,825	1,016,456
Buckle, Inc. (b)	1,340	34,532
Burlington Stores, Inc. (a)	50,547	4,105,427
Cato Corp. (b)	604	20,705
Children's Place Inc. (b)	12,698	1,033,617
DSW, Inc.	2,071	49,600
Express, Inc. (a)	55,006	650,721
Finish Line Inc.	46,425	1,117,450
Francesca's Holdings Corp. (a)	1,826	24,925
Ross Stores, Inc.	7,942	494,310
TJX Companies, Inc.	18,420	1,426,445
Urban Outfitters, Inc. (a)	34,294	1,229,440
		11,203,628
Computer and Electronic Product Manufacturing - 10.32%
Activision Blizzard, Inc.	24,492	1,013,234
Apple, Inc.	86,586	9,186,775
Applied Materials, Inc.	21,678	646,872
Applied Optoelectronics, Inc. (a)	1,563	26,337
ARRIS International PLC (a)(c)	38,421	1,078,477
Broadcom Ltd. (c)	5,485	967,664
Cavium, Inc. (a)	356	19,822
Ciena Corp. (a)(b)	971	20,828
Cirrus Logic, Inc. (a)(b)	23,755	1,205,566
EMC Corp.	23,600	684,164
Enphase Energy, Inc. (a)	1,788	3,254
Halyard Health, Inc. (a)	26	948
Harman International Industries, Inc.	764	64,703
Harris Corp.	14,076	1,308,787
Inphi Corp. (a)	805	34,671
Intel Corp.	104,235	3,740,994
Ixia (a)	1,751	20,189
Juniper Networks, Inc.	42,476	980,346
MaxLinear, Inc. (a)	1,478	28,333
Medtronic PLC (c)	2,862	249,080
Microsemi Corp. (a)	9,859	393,966
NXP Semiconductors NV (a)(c)	445	39,169
QUALCOMM, Inc.	12,074	761,507
Rambus, Inc. (a)	58,337	806,217
Rofin-Sinar Technologies Inc. (a)	24,167	773,586
Roper Industries, Inc.	213	37,818
Rubicon Technology, Inc. (a)	6,102	3,724
Skyworks Solutions, Inc.	1,446	108,248
St. Jude Medical, Inc.	20,072	1,564,010
TTM Technologies, Inc. (a)	3,040	32,619
Western Digital Corp. (b)	7,705	359,592
		26,161,500

Construction of Buildings - 0.65%
KB Home (b)	1,575	24,727
MDC Holdings, Inc.	26,105	681,602
NVR, Inc. (a)	58	97,834
TRI Pointe Group, Inc. (a)(b)	63,130	856,043
		1,660,206
Credit Intermediation and Related Activities - 1.03%
Ameriprise Financial, Inc.	9,150	924,882
LendingTree, Inc. (a)(b)	9,490	920,530
Wells Fargo & Co.	14,808	752,246
Western Union Co. (b)	1,254	26,986
		2,624,644
Data Processing, Hosting and Related Services - 0.60%
Citrix Systems, Inc. (a)	1,323	115,365
DST Systems, Inc.	11,521	1,399,917
		1,515,282
Educational Services - 0.52%
ITT Educational Services, Inc. (a)(b)	3,750	1,318
Strayer Education, Inc. (a)	27,089	1,318,693
		1,320,011
Electrical Equipment, Appliance, and Component Manufacturing - 1.13%
AO Smith Corp.	457	44,091
Helen of Troy Ltd. (a)(c)	20,473	1,849,531
Whirlpool Corp. (b)	5,440	971,802
		2,865,424
Electronics and Appliance Stores - 0.43%
Aaron's, Inc.	9,884	240,774
Ingram Micro, Inc. (a)	24,220	846,731
		1,087,505
Fabricated Metal Product Manufacturing - 0.47%
Builders FirstSource, Inc. (a)(b)	16,739	229,994
Smith & Wesson Holding Corp. (a)(b)	33,807	951,667
		1,181,661
Food and Beverage Stores - 2.41%
Core-Mark Holding Co., Inc.	18,280	697,382
Ingles Markets, Inc.	23,415	885,789
Kroger Co.	141,511	4,526,937
		6,110,108
Food Manufacturing - 0.25%
Bunge Ltd. (c)	6,298	402,442
Farmer Brothers Co. (a)	2,694	86,262
Ingredion, Inc.	323	44,238
Kraft Heinz Co.	1,138	101,839
Snyder's-Lance, Inc.	258	9,118
		643,899
Food Services and Drinking Places - 1.49%
Buffalo Wild Wings, Inc. (a)	499	80,938
Cracker Barrel Old Country Store, Inc. (b)	16,739	2,546,169
Darden Restaurants, Inc.	16,380	1,009,663
McDonald's Corp.	801	92,644
Papa John's International, Inc. (b)	546	40,857
		3,770,271
Furniture and Home Furnishings Stores - 0.01%
Bassett Furniture Industries, Inc.	1,839	45,534

Furniture and Related Product Manufacturing - 0.02%
Select Comfort Corp. (a)	1,476	38,745

General Merchandise Stores - 2.07%
Big Lots, Inc. (b)	19,022	938,165
Dollar General Corp.	26,783	1,966,140
Macy's, Inc.	6,271	226,885
Target Corp.	13,488	946,723
Wal-Mart Stores, Inc.	16,460	1,175,902
		5,253,815

Health and Personal Care Stores - 2.59%
CVS Health Corp.	10,581	988,265
Express Scripts Holding Co. (a)(b)	10,163	738,850
McKesson Corp.	15,629	2,885,426
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,836	948,298
Walgreens Boots Alliance, Inc.	12,437	1,003,790
		6,564,629
Heavy and Civil Engineering Construction - 0.54%
Dycom Industries, Inc. (a)(b)	16,539	1,341,644
LGI Homes, Inc. (a)(b)	765	29,391
		1,371,035
Hospitals - 0.15%
HCA Holdings, Inc. (a)	5,118	386,665

Insurance Carriers and Related Activities - 5.64%
Anthem, Inc.	32,401	4,052,717
Argo Group International Holdings Ltd. (c)	12,166	690,299
Cigna Corp.	13,167	1,688,799
Endurance Specialty Holdings Ltd. (c)	928	61,109
Hanover Insurance Group, Inc.	1,761	137,710
Lincoln National Corp.	23,256	1,116,986
Prudential Financial, Inc.	11,060	877,943
Travelers Companies, Inc.	10,237	1,215,234
Universal Insurance Holdings, Inc.	65,856	1,631,912
Validus Holdings Ltd. (c)	55,614	2,824,635
		14,297,344
Leather and Allied Product Manufacturing - 0.68%
NIKE, Inc.	3,720	214,421
Skechers USA, Inc. (a)	62,296	1,514,416
		1,728,837
Machinery Manufacturing - 0.18%
Cummins, Inc.	3,251	408,358
Deere & Co. (b)	261	22,067
KLA-Tencor Corp.	391	27,081
		457,506
Management of Companies and Enterprises - 0.30%
EchoStar Corp. (a)	470	18,217
Tile Shop Holdings, Inc. (a)(b)	47,688	741,549
		759,766
Merchant Wholesalers, Durable Goods - 1.29%
American Axle & Manufacturing Holdings, Inc. (a)	1,942	33,286
Arrow Electronics, Inc. (a)	17,635	1,160,912
Delphi Automotive PLC (c)	6,937	490,168
HD Supply Holdings, Inc. (a)	22,619	816,772
Henry Schein, Inc. (a)	361	59,128
O'Reilly Automotive, Inc. (a)	1,636	457,998
TrueCar, Inc. (a)	26,970	260,261
		3,278,525
Merchant Wholesalers, Nondurable Goods - 1.03%
Herbalife Ltd. (a)(b)(c)	40,701	2,472,586
US Foods Holding Corp. (a)	5,691	138,006
		2,610,592
Mining (except Oil and Gas) - 0.01%
Martin Marietta Materials, Inc.	171	31,298

Miscellaneous Manufacturing - 2.94%
3M Co.	5,453	977,396
ABIOMED, Inc. (a)	32,426	3,824,322
Becton Dickinson & Co.	375	66,454
CR Bard, Inc.	202	44,610
Inogen, Inc. (a)	3,785	219,606
JAKKS Pacific, Inc. (a)(b)	20,097	185,093
Matson, Inc.	2,773	107,010
Vascular Solutions, Inc. (a)	869	41,860
Zimmer Biomet Holdings, Inc.	15,294	1,982,255
		7,448,606

Miscellaneous Store Retailers - 1.49%
Central Garden & Pet Co. (a)	156,128	3,786,104

Motion Picture and Sound Recording Industries - 0.36%
NetFlix, Inc. (a)	9,360	912,132

Motor Vehicle and Parts Dealers - 0.14%
Asbury Automotive Group, Inc. (a)	1,568	84,233
AutoZone, Inc. (a)	197	146,135
Lithia Motors, Inc.	1,530	126,638
		357,006
Nonstore Retailers - 1.41%
Amazon.com, Inc. (a)	2,561	1,969,819
eBay, Inc. (a)	13,037	419,270
GNC Holdings, Inc.	1,769	37,202
Nutrisystem, Inc.	39,443	1,136,747
		3,563,038
Nursing and Residential Care Facilities - 0.02%
Ensign Group, Inc.	2,122	39,872

Oil and Gas Extraction - 0.59%
California Resources Corp. (a)	33	328
Par Pacific Holdings, Inc. (a)	945	11,567
Parsley Energy, Inc. (a)(b)	44,092	1,492,514
		1,504,409
Other Information Services - 2.80%
Alphabet, Inc. (a)	5,507	4,224,144
Facebook, Inc. (a)	22,765	2,871,122
Liberty Global PLC LILAC- Class A (a)(c)	29	816
Liberty Global PLC LILAC- Class C (a)(c)	72	2,056
		7,098,138
Paper Manufacturing - 0.13%
International Paper Co.	5,915	286,818
Kimberly-Clark Corp.	209	26,765
Veritiv Corp. (a)	113	5,797
		319,380
Performing Arts, Spectator Sports, and Related Industries - 0.02%
Boyd Gaming Corp. (a)	2,079	40,540

Personal and Laundry Services - 0.01%
Weight Watchers International, Inc. (a)(b)	2,691	28,282

Plastics and Rubber Products Manufacturing - 0.74%
AEP Industries, Inc. (b)	2,456	271,634
Goodyear Tire & Rubber Co. (b)	50,929	1,494,766
Newell Brands, Inc.	1,862	98,835
		1,865,235
Primary Metal Manufacturing - 0.40%
General Cable Corp.	7,527	121,410
Global Brass & Copper Holdings, Inc.	1,779	49,937
Olympic Steel, Inc.	44,209	854,560
		1,025,907
Printing and Related Support Activities - 0.23%
Avery Dennison Corp.	6,566	508,471
Deluxe Corp.	768	52,355
Multi-Color Corp.	392	26,197
		587,023
Professional, Scientific, and Technical Services - 4.38%
Accenture PLC (c)	2,481	285,315
Amgen, Inc.	3,682	626,161
Booz Allen Hamilton Holding Corp.	16,725	507,771
Broadridge Financial Solutions, Inc.	987	68,399
CACI International, Inc. (a)	4,293	426,552
Callidus Software, Inc. (a)	1,780	34,390
Cimpress NV (a)(c)	9,974	990,119
Ebix, Inc. (b)	38,604	2,200,428

Gigamon, Inc. (a)	5,500	243,100
Groupon, Inc. (a)	47,447	252,893
Hackett Group, Inc.	127,000	2,076,450
Insperity, Inc.	14,879	975,318
International Business Machines Corp.	8,668	1,377,172
Mistras Group, Inc. (a)	5,028	118,007
Quotient Technology, Inc. (a)(b)	62,334	807,849
Syntel, Inc.	1,940	89,570
Synutra International, Inc. (a)	4,862	19,059
		11,098,553
Publishing Industries (except Internet) - 6.97%
Electronic Arts, Inc. (a)(b)	74,478	6,049,848
EPAM Systems, Inc. (a)	1,225	83,557
ePlus, Inc. (a)	13,095	1,185,228
Manhattan Associates, Inc. (a)	24,139	1,460,892
Microsoft Corp.	100,688	5,785,533
MicroStrategy, Inc. (a)	5,577	930,188
Mitek Systems, Inc. (a)	22,955	178,360
News Corp.	10,508	147,742
Oracle Corp.	42,407	1,748,017
Twenty-First Century Fox, Inc.	3,908	97,114
		17,666,479
Rental and Leasing Services - 0.23%
Aircastle Ltd. (c)	22,939	496,629
AMERCO	263	90,396
		587,025
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.29%
BlackRock, Inc.	143	53,312
Nasdaq, Inc.	9,402	669,517
Waddell & Reed Financial, Inc.	199	3,701
		726,530
Social Assistance - 0.08%
Care.com, Inc. (a)	18,670	195,475

Specialty Trade Contractors - 0.44%
Comfort Systems USA, Inc.	763	21,662
Quanta Services, Inc. (a)	42,644	1,097,230
		1,118,892
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.05%
Michaels Companies, Inc. (a)	4,039	96,774
Sportsman's Warehouse Holdings, Inc. (a)	2,262	23,186
		119,960
Support Activities for Mining - 0.02%
Erin Energy Corp. (a)(b)	6,132	13,981
Schlumberger Ltd. (c)	307	24,253
		38,234
Support Activities for Transportation - 0.15%
Expeditors International of Washington, Inc. (b)	2,650	134,222
Lion Biotechnologies, Inc. (a)	30,836	245,455
		379,677
Telecommunications - 2.11%
ARC Group Worldwide, Inc. (a)	3,360	8,098
Argan, Inc.	706	33,754
AT&T, Inc.	88,096	3,601,364
FairPoint Communications, Inc. (a)	9,969	138,968
Inteliquent, Inc.	568	9,452
NeuStar, Inc. (a)(b)	1,011	25,689
Shenandoah Telecommunications Co.	7,390	190,071
Verizon Communications, Inc.	22,628	1,184,123
Vonage Holdings Corp. (a)	27,701	160,943
		5,352,462
Transportation Equipment Manufacturing - 7.89%
Boeing Co.	9,205	1,191,587
BorgWarner, Inc.	354	12,174
Commercial Vehicle Group, Inc. (a)	3,726	20,083
Honeywell International, Inc.	491	57,305

Huntington Ingalls Industries, Inc.	35,084	5,794,824
Lawson Products, Inc. (a)	3,702	62,897
Lear Corp.	52,249	6,076,036
Lockheed Martin Corp.	27,853	6,767,444
Meritor, Inc. (a)(b)	2,416	26,938
		20,009,288
Truck Transportation - 0.01%
YRC Worldwide, Inc. (a)	1,440	16,690

Utilities - 0.05%
Genie Energy Ltd. (a)	2,002	12,773
Ormat Technologies, Inc.	2,151	104,108
		116,881
Water Transportation - 0.19%
Gener8 Maritime, Inc. (a)(c)	2,356	11,804
Royal Caribbean Cruises Ltd. (b)(c)	6,495	461,859
		473,663
Wood Product Manufacturing - 0.11%
Ply Gem Holdings, Inc. (a)	20,286	283,395

TOTAL COMMON STOCKS (Cost $185,000,749)		252,835,903

RIGHTS - 0.00%
Par Pacific Holdings, Inc. (a)	945	36
TOTAL RIGHTS (Cost $219)		36

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING - 14.24%
Money Market Fund - 14.24%
Mount Vernon Securities Lending Prime Portfolio 0.55% (d)	36,110,487	36,110,487
Total Investments Purchased with Proceeds from Securities Lending (Cost $36,110,487)		36,110,487

SHORT-TERM INVESTMENTS - 0.72%
Money Market Fund - 0.72%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 0.198% (d)	1,813,257	1,813,257
TOTAL SHORT-TERM INVESTMENTS (Cost $1,813,257)		1,813,257

Total Investments (Cost $222,924,712) - 114.66%		290,759,683
Liabilities in Excess of Other Assets - (14.66)%		(37,165,290)
TOTAL NET ASSETS - 100.00%		$253,594,393

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan.
(c)	Foreign issued security.
(d)	Seven day yield as of August 31, 2016.

Abbreviations:
LiLAC	Liberty Latin America and Caribbean Group
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
N.V.	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
S.A.	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.62%
Australia - 11.43%
AGL Energy Ltd.	995	$13,855.00
Alumina Ltd.	11,746	11,727
Bank of Queensland Ltd.	57,633	456,311
CSL Ltd.	9,077	736,568
Incitec Pivot Ltd.	6,791	14,517
Medibank Pvt Ltd.	686,803	1,386,989
Newcrest Mining Ltd. (a)	34,673	571,505
Qantas Airways Ltd.	1,222,732	2,974,963
QBE Insurance Group Ltd.	2,749	20,454
Ramsay Health Care Ltd.	2,782	173,223
Sonic Healthcare Ltd.	6,174	106,578
South32 Ltd.	87,239	125,706
Sydney Airport	198,098	1,082,570
TPG Telecom Ltd.	383,819	3,511,634
Treasury Wine Estates Ltd.	592,089	4,985,450
Wesfarmers Ltd.	608	19,369
Woolworths Ltd.	390	6,939
		16,198,358
Austria - 0.08%
ANDRITZ AG	2,165	110,565

Belgium - 3.51%
Anheuser-Busch InBev NV	10,242	1,270,742
Colruyt SA	44,261	2,431,065
KBC Group NV	5,905	350,109
UCB SA	1,154	94,857
Umicore SA	13,900	821,585
		4,968,358
Bermuda - 0.63%
Cheung Kong Infrastructure Holdings Ltd.	105,930	888,718

Cayman Islands - 0.05%
WH Group Ltd.	100,000	78,509

Denmark - 4.74%
AP Moeller - Maersk A/S	15	22,439
Coloplast A/S	10,733	816,160
Genmab A/S (a)	983	157,021
Novo Nordisk A/S	28,844	1,349,922
Pandora A/S	34,923	4,348,609
Tryg A/S	895	17,883
		6,712,034
Finland - 0.57%
Neste OYJ	18,004	749,906
Nokia OYJ	7,267	40,989
Stora Enso OYJ	2,458	21,694
		812,589
France - 8.14%
Aeroports de Paris	3,680	380,206
Arkema SA	5,997	536,588
Atos SE	27,226	2,684,367
Bureau Veritas SA	562	12,075
Credit Agricole SA	156,912	1,489,174
Danone SA	2,781	211,710
Dassault Systemes	2,934	247,724
Essilor International SA	1,617	205,973
Imerys SA	886	62,534
Legrand SA	1,384	83,145
L'Oreal SA	1,861	352,382

Pernod Ricard SA	2,332	268,330
Peugeot SA (a)	265,065	3,923,701
Remy Cointreau SA	227	19,836
Societe BIC SA	2,222	324,689
Thales SA	7,552	655,049
Wendel SA	620	70,559
		11,528,042
Germany - 11.64%
Bayer AG	3,467	370,105
Bayerische Motoren Werke AG - Preference Shares	3,666	274,376
Commerzbank AG	3,515	24,656
Continental AG	4,446	930,211
Daimler AG	564	39,041
Deutsche Boerse AG	938	74,933
Deutsche Lufthansa AG	169,762	1,974,783
Fresenius Medical Care AG & Co. KGaA	1,091	96,439
Fresenius SE & Co. KGaA	17,408	1,269,023
GEA Group AG	1,632	87,438
HeidelbergCement AG	10,482	972,718
Henkel AG & Co. KGaA - Ordinary Shares	5,764	645,862
HUGO BOSS AG	98	5,974
Infineon Technologies AG	105,569	1,771,490
Kabel Deutschland Holding AG	7,275	872,192
Merck KGaA	192	20,179
Muenchener Rueckversicherungs-Gesellschaft AG	5,269	951,481
OSRAM Licht AG	23,352	1,219,977
Porsche Automobil Holding SE	24,293	1,227,464
Symrise AG	32,820	2,414,254
United Internet AG	5,325	218,744
Volkswagen AG - Ordinary Shares	6,480	938,078
Volkswagen AG - Preferred Shares	634	87,748
		16,487,166
Hong Kong - 0.87%
Cathay Pacific Airwave Ltd.	72,334	103,950
HKT Trust & HKT Ltd.	822,000	1,133,786
		1,237,736
Ireland - 1.63%
Bank of Ireland- London Exchange (a)	39,445	8,926
DCC PLC	9,585	872,337
James Hardie Industries PLC	24,488	398,121
Paddy Power Betfair PLC	8,564	1,026,026
		2,305,410
Israel - 0.78%
Bank Leumi Le-Isreal BM (a)	4,909	18,396
Mizrahi Tefahot Bank Ltd.	56,633	683,609
Nice Ltd.	1,147	78,551
Teva Pharmaceutical Industries Ltd.	6,454	326,921
		1,107,477
Italy - 0.01%
Rizzoli Corriere Della Sera Mediagroup SpA (a)	14,241	15,425
Saipem SpA (a)	1,318	605
		16,030
Japan - 14.55%
Acom Co. Ltd. (a)	12,800	61,310
Asahi Glass Co. Ltd.	178,000	1,133,378
Astellas Pharma, Inc.	1,129	17,232
Bridgestone Corp.	393	13,516
Calbee, Inc.	1,904	69,236
Casio Computer Co. Ltd.	935	13,231
Fuji Heavy Industries Ltd.	38	1,513
Hakuhodo DY Holdings, Inc.	7,400	80,524
ITOCHU Corp.	110,730	1,307,600
Japan Airlines Co. Ltd.	81,370	2,483,585
Japan Airport Terminal Co., Ltd.	1,342	53,021
Kaneka Corp.	136,036	1,111,029
KDDI Corp.	10,200	298,193
Keisei Electric Railway Co. Ltd.	4,208	50,590

Koito Manufacturing Co. Ltd.	1,931	92,193
Konami Holdings Corp.	56,700	2,005,720
Kose Corp.	10,729	964,002
MEIJI Holdings Co. Ltd.	13,828	1,245,888
Minebea Co. Ltd.	1,554	15,801
Nagoya Railroad Co. Ltd.	3,535	17,333
Nexon Co. Ltd.	33,598	461,182
NGK Spark Plug Co. Ltd.	1,795	33,706
NH Foods Ltd.	829	18,185
Nisshin Seifun Group, Inc.	66,051	934,392
Nissin Foods Holdings Co. Ltd.	1,237	68,641
Nitori Holdings Co. Ltd.	16,679	1,688,323
Omron Corp.	321	10,901
Ono Pharmaceutical Co. Ltd.	13,990	364,650
Otsuka Holdings Co. Ltd.	413	17,909
Pola Orbis Holdings, Inc.	11,028	880,807
Sekisui House Ltd.	1,049	16,924
Seven Bank Ltd.	15,899	56,336
Shimizu Corp.	150,587	1,343,528
Shionogi & Co., Inc.	6,447	287,909
Shiseido Co., Ltd.	37,300	938,927
Start Today Co. Ltd.	5,797	269,040
Sumitomo Dainippon Pharma Co. Ltd.	56,125	939,993
Sumitomo Rubber Industries Ltd.	955	14,197
Toyota Motor Corp.	232	14,021
Yamaha Corp.	919	29,856
Yamazaki Baking Co. Ltd.	52,539	1,194,500
		20,618,822
Jersey - 1.07%
Shire PLC	19,020	1,187,826
Wolseley PLC	5,831	335,355
		1,523,181
Luxembourg - 0.01%
Tenaris SA	636	8,752

Netherlands - 8.28%
Airbus Group SE	7,528	440,985
Akzo Nobel NV	446	30,064
Boskalis Westminster NV	1,361	48,802
Ferrari NV	3,156	152,229
Fiat Chrysler Automobiles NV (a)	210,214	1,453,909
Heineken Holding NV	16,716	1,347,487
Heineken NV	14,853	1,330,254
ING Groep NV	92,356	1,155,867
Koninklijke Ahold Delhaize NV	125,568	3,014,477
NN Group NV	74,158	2,214,140
Randstad Holding NV	1,208	57,153
STMicroelectronics NV	12,576	94,511
Unilever NV	4,421	203,415
Wolters Kluwer NV	4,335	182,360
		11,725,653
New Zealand - 0.23%
Auckland International Airport Ltd.	27,336	148,680
Spark New Zealand Ltd.	66,637	183,875
		332,555
Norway - 0.34%
Marine Harvest ASA	21,415	330,774
Orkla ASA	15,891	145,426
		476,200
Portugal - 0.17%
Banco Espirito Santo SA (a)	36,955	4,947
Jeronimo Martins SGPS SA	14,648	236,837
		241,784
Singapore - 1.69%
ComfortDelGro Corp. Ltd.	916,785	1,901,832
Fraser & Neave Ltd.	14,289	22,229
Singapore Airlines Ltd.	22,715	174,965

StarHub Ltd.	109,000	292,545
		2,391,571
Spain - 2.30%
Abertis Infraestructuras SA	632	9,791
Aena SA	3,690	521,581
Amadeus IT Group SA	20,437	939,340
Ferrovial SA	701	13,825
Industria de Diseño Textil SA	6,310	223,659
Red Electrica Corp SA	71,688	1,544,830
		3,253,026
Sweden - 4.58%
Assa Abloy AB	2,082	42,112
Boliden AB	48,518	1,026,591
Holmen AB	303	10,585
Industrivarden AB	22,655	412,438
Investor AB	100,187	3,532,778
Svenska Cellulosa AB SCA	32,519	999,492
Swedbank AB	20,219	465,050
		6,489,046
Switzerland - 12.27%
Actelion Ltd. (a)	13,692	2,282,063
Aryzta AG (a)	34,195	1,363,506
Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	50	289,694
Chocoladefabriken Lindt & Spruengli AG - Registered Shares	1	68,822
Cie Financiere Richemont SA	138	7,954
Coca-Cola HBC AG (a)	4,221	92,883
EMS-Chemie Holding AG	2,820	1,501,688
Galenica AG	824	956,595
Lonza Group AG (a)	22,884	4,341,847
Nestle SA	14,856	1,183,916
Novartis AG	8,912	701,936
Roche Holdings AG	4,748	1,158,988
Sonova Holding AG	111	15,371
Swatch Group AG	281	14,281
Swiss Re AG	39,652	3,350,857
UBS Group AG	3,540	51,301
		17,381,702
United Kingdom - 10.03%
3i Group PLC	227,186	1,833,605
ARM Holdings PLC	10,543	234,840
Auto Trader Group PLC	46,960	230,045
Aviva PLC	11,767	66,407
BHP Billiton PLC	1,508	19,615
British American Tobacco PLC	5,377	333,602
BT Group PLC	134,877	684,493
Bunzl PLC	12,100	374,820
Carnival PLC	82,802	3,980,901
Croda International PLC	1,316	57,217
Fresnillo PLC	34,200	721,786
GKN PLC	4,706	19,209
Imperial Brands PLC	8,797	461,430
Intertek Group PLC	1,145	52,504
ITV PLC	41,951	110,522
Kingfisher PLC	2,816	13,734
London Stock Exchange Group PLC	6,424	232,263
Mediclinic International PLC	13,277	178,193

Melrose Industries PLC	3,331	6,477
Mondi PLC	10,800	219,761
Persimmon PLC	26,733	640,379
Provident Financial PLC	2,500	98,695
RELX PLC	53,291	1,011,624
Rio Tinto PLC	1,017	30,614
Royal Mail PLC	10,104	68,183
Sage Group PLC	64,982	619,132
Tate & Lyle PLC	5,289	50,969
Taylor Wimpey PLC	513,934	1,088,902
Tesco PLC (a)	9,663	21,108
Tullow Oil PLC (a)	7,960	22,760
Unilever PLC	15,030	697,709
Weir Group PLC	1,736	34,373
		14,215,872
United States - 0.02%
Ball Corp.	270	21,286

TOTAL COMMON STOCKS (Cost $125,865,090)		141,130,442

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.46%
Money Market Fund - 0.46%
Mount Vernon Securities Lending Prime Portfolio, 0.55% (c)	650,160	650,160
Total Investments Purchased with Proceeds from Securities Lending (Cost $650,160)		650,160

Total Investments (Cost $126,515,250) - 100.08%		141,780,602
Other Assets in Excess of Liabilities - (0.08)%		(114,761)
TOTAL NET ASSETS - 100.00%		$141,665,841

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan.
(c)	Seven day yield as of August 31, 2016.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a sotck company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

Footnotes to the Schedules of Investments
August 31, 2016 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at August 31, 2016 for the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund, & Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund ( the "Funds"), were as follows*:

	Gerstein Fisher Multi-Factor® Growth Equity Fund	Gerstein Fisher Multi-Factor® International Growth Equity Fund	Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Cost of Investments	$222,924,712	$126,515,250	$101,630,707
Gross unrealized appreciation	$73,007,861	$24,496,783	$17,042,680
Gross unrealized depreciation	(5,172,890)	(9,231,431)	(3,055,642)
Net unrealized appreciation (depreciation)	$67,834,971	$15,265,352	$13,987,038

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Funds, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

3.	Valuation of Securities

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price

 (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and ask prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by and approved pricing service.

Debt securities are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.

For the Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, in the case of foreign securities, the
Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”). The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the
Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the
Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff
Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying
Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method.

4.	Other
Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor® Growth Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$252,835,903	$-	$-	$252,835,903
Rights	36	-	-	36
Short-Term Investments	1,813,257	-	-	1,813,257
Investments Purchased with Proceeds from Securities Lending	36,110,487	-	-	36,110,487

Total Investment in Securities	$290,759,683	$-	$-	$290,759,683

* For further information regarding security characteristics, please see the Schedules of Investments.

There were no transfers between Level 1 and Level 2 for the Fund as of August 31, 2016.

The Fund held no Level 3 securities during the period ended August 31, 2016. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended August 31, 2016, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Assets	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$2,358,474	$138,767,021	$4,947	$141,130,442
Investments Purchased with Proceeds from Securities Lending	650,160	-	-	$650,160
Total Investment in Securities	$3,008,634	$138,767,021	$4,947	$141,780,602

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period.

Transfers into Level 1	$68,822
Transfers out of Level 1	(203,415)
Net transfers in and/or out of Level 1	$(134,593)

Transfers into Level 2	$203,415
Transfers out of Level 2	(68,822)
Net transfers in and/or out of Level 2	$134,593

(1) For foreign securities transfers in and out of Level 1 and Level 2 resulted from securities which were priced using a systematic fair valuation model.

For domestic securities transfers in and out of Level 1 and Level 2 resulted from securities priced with an official close price (Level 1) or on days where there is not an official close price the mean between the bid and ask prices was used (Level 2).

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 11/30/2015	Acquisitions	Dispositions	Transfer into Level 3	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Balance as of 8/31/2016
Common Stock	$-	$-	$-	$4,686	$-	$261	$4,947

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2016:

	Fair Value August 31, 2016	Valuation Methodologies	Unobservable Input	Impact to Valuation from an increase in Input(1)
Common Stock	$4,947	Market Transaction Approach	Market Assessment	Increase

(1) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Assets	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$1,011,858	$11,916,803	$-	$12,928,661
Real Estate Investment Trusts*	60,567,738	32,250,128	-	92,817,866
Closed-End Funds	172,768	185,728	-	358,496
Liquidating Trust		86,310	-	86,310
Short-Term Investments	536,942	-	-	536,942
Investments Purchased with Proceeds from Securities Lending	8,889,470	-	-	8,889,470

Total Investment in Securities	$71,178,776	$44,438,969	$-	$115,617,745

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period.

Transfers into Level 1	$1,212,825
Transfers out of Level 1	(2,938,526)
Net transfers in and/or out of Level 1	$(1,725,701)

Transfers into Level 2	$2,938,526
Transfers out of Level 2	(1,212,825)
Net transfers in and/or out of Level 2	$1,725,701

(1) Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

The Fund held no Level 3 securities during the period ended August 31, 2016. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended August 31, 2016, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2016.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date   10/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  10/25/16

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  10/25/16

* Print the name and title of each signing officer under his or her signature.